Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other
31.	Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other

Million US dollar	31 December 2020	31 December 2019
Collateral given for own liabilities	391	372
Contractual commitments to purchase property, plant and equipment	528	457
Contractual commitments to acquire loans to customers	150	151
Other commitments	1 953	1 911
The collateral given for own liabilities of 391m US dollar as at 31 December 2020 contains 184m US dollar cash guarantees (31 December 2019: 372m US dollar collateral given for own liabilities contained 219m US dollar of cash guarantees). Such cash deposits are a customary feature associated with litigations in Brazil: in accordance with Brazilian laws and regulations a company may or must (depending on the circumstances) place a deposit with a bank designated by the court or provide other security such as collateral on property, plant and equipment. With regard to judicial cases, AB InBev has made the appropriate provisions in accordance with IAS 37
Provisions, Contingent Liabilities and Contingent Assets
– see also Note 27
Provisions
. In the company’s balance sheet the cash guarantees are presented as part of other receivables – see Note 20
Trade and other receivables
.
The remaining part of collateral given for own liabilities of 207m US dollar as at 31 December 2020 (31 December 2019: 153m US dollar) contains collateral on AB InBev’s property in favor of the excise tax authorities, the amount of which is determined by the level of the monthly excise taxes due, inventory levels and transportation risk, and collateral on its property, plant and equipment with regard to outstanding loans. To the extent that AB InBev would not respect its obligations under the related outstanding contracts or would lose the pending judicial cases, the collateralized assets would be used to settle AB InBev’s obligations.
AB InBev has entered into commitments to purchase property, plant and equipment for 528m US dollar at 31 December 2020 (31 December 2019: 457m US dollar).

1	Net amount recognized in the statement of financial position after taking into account offsetting agreements that meet the offsetting criteria as per IFRS rules.
2	Other offsetting agreements include collateral and other guarantee instruments, as well as offsetting agreements that do not meet the offsetting criteria as per IFRS rules.
In a limited number of countries AB InBev has committed itself to acquire loans to customers from banks at their notional amount if the customers do not respect their reimbursement commitments towards the banks. The total outstanding amount of such loans is 150m US dollar at 31 December 2020 (31 December 2019: 151m US dollar).
Other commitments amount to 1 953m US dollar at 31 December 2020 and mainly cover guarantees given to pension funds, rental and other guarantees (31 December 2019: 1 911m US dollar).
In order to fulfil AB InBev’s commitments under various outstanding stock option plans, AB InBev entered into stock lending arrangements for up to 30 million of its own ordinary shares. AB InBev shall pay any dividend equivalent, after tax in respect of the loaned securities. This payment will be reported through equity as dividend. As of 31 December 2020, 30 million loaned securities were used to fulfil stock option plan commitments.
As at 31 December 2020, the M&A related commitments existed as discussed below.
Cervecería Nacional Dominicana S.A. (“CND”)
As part of the 2012 shareholders agreement between Ambev and E. León Jimenes S.A. (“ELJ”), following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a put and call option is in place which may result in Ambev acquiring additional shares in CND. In January 2018 Ambev increased its participation in CND from 55% to 85%. As of 31 December 2020, the put option for the remaining shares held by ELJ was valued 0.7 billion US dollar (31 December 2019: 0.7 billion US dollar). The corresponding liability is presented as a non-current
liability and recognized as a deferred consideration on acquisitions at fair value in “level 3” category. See also note 29
Risks arising from financial instruments
.
Zenzele Schemes in South Africa
Following the combination with SAB in 2016, AB InBev decided to maintain the SAB Zenzele share-scheme (Zenzele Scheme), the broad-based black economic empowerment
(B-BBEE)
scheme which provided opportunities for black South Africans, including employees (through The SAB Zenzele Employee Trust), SAB retailers (through SAB Zenzele Holdings Limited) and The SAB Foundation, to participate as shareholders of AB InBev’s indirect subsidiary, The South African Breweries Pty Ltd (SAB). The Zenzele Scheme, originally implemented by SAB in 2010 as a
10-year
scheme, was amended at the time of the combination with SAB and matured on 31 March 2020.
Obligations to the SAB Foundation and the employees as beneficiaries of The SAB Zenzele Employee Share Trust were settled in full on 15 April 2020. The obligations to SAB retailers, who participate in the Zenzele Scheme through SAB Zenzele Holdings, were partially settled (77.4%) on 15 April 2020. As a direct consequence of the
COVID-19
outbreak the remaining settlement was postponed, and it is now intended that the SAB retailers will receive the balance of their entitlement (22.6%) on or before 31 May 2021, at which time AB InBev and SAB will implement the new scheme as described below.
In total, 10.8 million AB InBev Treasury shares
1
with a total value of 491m US dollar were used in 2020 to settle the obligations to the participants of the Zenzele Scheme. The total value delivered to the participants of the Zenzele Scheme amounted to 8.6 billion ZAR.
As part of the combination with SAB in 2016, AB InBev made a commitment to the South African Government and Competition Authorities to create a new
B-BBEE
scheme upon maturity of the Zenzele Scheme in 2020. In order to create the new
B-BBEE
scheme, the following steps will be undertaken:

•
The new scheme will be implemented through the listing of a special purpose company, which will be called SAB Zenzele Kabili Holdings Limited (Zenzele Kabili) on the segment of the Johannesburg Stock Exchange’s Main Board on which an issuer may list its
B-BBEE
shares;

•	Zenzele Kabili will hold unencumbered AB InBev shares;

•	Existing Zenzele participants (SAB retailers and The SAB Foundation) will be given an option to reinvest a portion of their Zenzele payout into Zenzele Kabili;

•	A new Employee Share Plan, funded by AB InBev, will subscribe for shares in Zenzele Kabili.
The settlement of the balance of the SAB Retailers entitlement and the new
B-BBEE
scheme is estimated to require approximately 5.5 billion ZAR (0.4 billion US dollar
2
) in facilitation and notional vendor funding. The settlement would be equivalent to 5.4 million AB InBev shares based on the AB InBev share price and the ZAR Euro exchange rate as at 31 December 2020
3
. It is the intention that AB InBev Treasury shares will be used for the settlement of the new
B-BBEE
scheme. This scheme arrangement meets the criteria under IFRS 2 to be classified as equity settled.

1	Out of which, 1.3 million shares were delivered to SAB Foundation, which is consolidated by AB InBev.
2	Converted at the closing rate as at 31 December 2020.
3	Assuming the closing share price of 57.01 euro per share as at 31 December 2020 and ZAR per Euro exchange rate of 18.021914 as at 31 December 2020.